Shareholder Fees {- Fidelity Series Emerging Markets Debt Local Currency Fund}	Oct. 28, 2020 USD ($)
NF_12.31 Fidelity Series Emerging Markets Debt Local Currency Fund PRO-01 | Fidelity Series Emerging Markets Debt Local Currency Fund
Shareholder Fees:
(fees paid directly from your investment)	none